Interest Rate Benchmark Reform - Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	3,084
Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	3,084
USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	3,084
USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	3,084
Cash flow hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	2,906
Cash flow hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	2,906
Cash flow hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	2,906
Cash flow hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	2,906
Fair value hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	178
Fair value hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	178
Fair value hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	178
Fair value hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	178